Loan Payable Stockholder	9 Months Ended
Sep. 30, 2021
Debt Disclosure [Abstract]
Loan Payable Stockholder

NOTE 14 — Loan Payable Stockholder

As of September 30, 2021 and December 31, 2020 the balances of loan payable stockholder were $464,078 and $464,078 respectively. The loan bears no interest until maturity on January 1, 2025. Interest after maturity is 10% per annum until fully repaid.